Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Purchase Price Allocation

The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$7,358
Noncurrent	208,423
Oil and natural gas properties	1,625,246

Total assets acquired	$1,841,027

Liabilities:
Current	$208,139
Asset retirement obligations	34,096
Noncurrent	196,600

Total liabilities assumed	$438,835

Net assets acquired	$1,402,192

The following presents the values assigned to the net assets acquired as of the acquisition dates (in thousands):

Assets:
Current	$5,981
Noncurrent	748
Oil and natural gas properties	1,516,737

Total assets acquired	$1,523,466

Liabilities:
Current	$2,130
Asset retirement obligations	19,853

Total liabilities assumed	$21,983

Net assets acquired	$1,501,483

Pro Forma Financial Information

The following unaudited pro forma financial information presents a summary of the Company’s condensed consolidated results of operations for the six months ended June 30, 2012, and three months and six months ended June 30, 2011, assuming the acquisition from BP had been completed as of January 1, 2011, and the acquisitions from Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of these dates.

	Three Months Ended June 30,	Six Months Ended June 30,
	2011	2012	2011
	(in thousands, except per unit amounts)
Total revenues and other	$647,633	$1,211,569	$640,027
Total operating expenses	$268,273	$779,199	$514,965
Net income (loss)	$276,393	$220,419	$(159,406)

Net income (loss) per unit:
Basic	$1.56	$1.11	$(0.94)

Diluted	$1.56	$1.11	$(0.94)

The following unaudited pro forma financial information presents a summary of the Company’s condensed consolidated results of operations for the years ended December 31, 2011, and December 31, 2010, assuming the acquisitions of Plains, Panther, SandRidge and Concho had been completed as of January 1, 2010, including adjustments to reflect the values assigned to the net assets acquired. The pro forma financial information is not necessarily indicative of the results of operations if the acquisitions had been effective as of this date.

	Year Ended December 31,
	2011	2010
	(in thousands, except per unit amounts)
Total revenues and other	$1,819,878	$939,572
Total operating expenses	$901,967	$720,360
Net income (loss)	$528,046	$(86,952)

Net income (loss) per unit:
Basic	$3.01	$(0.57)

Diluted	$3.00	$(0.57)